Significant accounting policies and basis of preparation - Disclosure of information about subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Canadian Metals Exploration Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%	100.00%
Giga Metals Do Brasil Ltda [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Brazil
Proportion of ownership interest in subsidiary	100.00%	0.00%